Equity	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Equity

NOTE 20. EQUITY

Common Stock

Dominion Energy

During 2022, 2021 and 2020, Dominion Energy recorded, net of fees and commissions, $2.0 billion, $340 million and $481 million from the issuance of approximately 25 million, 4 million and 7 million shares of common stock, respectively, as described below.

Dominion Energy Direct® and Employee Savings Plans

Dominion Energy maintains Dominion Energy Direct® and a number of employee savings plans through which contributions may be invested in Dominion Energy’s common stock. These shares may either be newly issued or purchased on the open market with proceeds contributed to these plans. In August 2020, Dominion Energy began purchasing its common stock on the open market for these direct stock purchase plans. During 2020, Dominion Energy received cash of $159 million from the issuance of 2.1 million of such shares through Dominion Energy Direct® and employee savings plans. In January 2021, Dominion Energy began issuing new shares of common stock for these direct stock purchase plans. During 2022 and 2021, Dominion Energy issued 2.4 million and 2.6 million, respectively, of such shares and received proceeds of $179 million and $192 million, respectively.

At-the-Market Program

In March 2020, Dominion Energy entered into sales agency agreements to effect sales under a $500 million at-the-market common stock program. Dominion Energy did not issue any shares under this program which expired in June 2020.

In August 2020, Dominion Energy entered into sales agency agreements to effect sales under a new at-the-market program. Under the sales agency agreements, Dominion Energy may, from time to time, offer and sell shares of its common stock through the sales agents or enter into one or more forward sale agreements with respect to shares of its common stock. Sales by Dominion Energy through the sales agents or by forward sellers pursuant to a forward sale agreement cannot exceed $1.0 billion in the aggregate. In November 2021, Dominion Energy entered forward sale agreements for approximately 1.1 million shares of its common stock to be settled by November 2022 at an initial forward price of $74.66 per share. Except in certain circumstances, Dominion Energy could have elected physical, cash or net settlement of the forward sale agreements. In November 2022, Dominion Energy provided notice to elect physical settlement of the forward sale agreements and in December 2022 received total proceeds of $78 million.

Other Issuances

In August 2021, Dominion Energy issued 0.6 million shares of its common stock, valued at $45 million, to satisfy DESC’s obligation for the initial payment under a settlement agreement with the SCDOR discussed in Note 23. In May 2022, Dominion Energy issued 0.9 million shares of its common stock, valued at $72 million, to partially satisfy DESC’s remaining obligation under the settlement agreement.

In June 2022, Dominion Energy issued 0.4 million shares of its common stock, valued at $30 million, to partially satisfy its obligation under a settlement agreement for the State Court Merger Case discussed in Note 23.

In June 2022, Dominion Energy issued 19.4 million shares of its common stock to settle the stock purchase contract component of the 2019 Equity Units, as discussed in Note 19, and received proceeds of $1.6 billion.

In July 2021, Dominion Energy issued 1.4 million shares of its common stock, valued at $104 million, to satisfy DESC’s obligation under a settlement agreement for the FILOT litigation discussed in Note 23.

In September 2020, Dominion Energy issued 4.1 million shares of its common stock to satisfy its obligation under a settlement agreement for the Santee Cooper Ratepayer Case discussed in Note 23. These shares were immediately repurchased as discussed below.

Repurchase of Common Stock

Dominion Energy did not repurchase any shares in 2022 or 2021, except for shares tendered by employees to satisfy tax withholding obligations on vested restricted stock, which do not count against its stock repurchase authorization. During 2020, Dominion Energy repurchased 38.9 million shares of Dominion Energy common stock for $3.1 billion through an open market agreement, a private transaction and accelerated share repurchase agreements as discussed below.

In July 2020, in contemplation of Dominion Energy entering the July 2020 agreement to sell substantially all of its gas transmission and storage operations to BHE, the Board of Directors authorized the repurchase of up to $3.0 billion of Dominion Energy’s common stock and rescinded its prior repurchase authorization approved in February 2005 and modified in June 2007. Dominion Energy completed repurchases under this authorization in December 2020. In November 2020, the Board of Directors authorized the repurchase of up to $1.0 billion of Dominion Energy’s common stock in addition to the repurchase program authorized in July 2020. This repurchase program does not include a specific timetable or price or volume targets and may be modified, suspended or terminated at any time. Shares may be purchased through open market or privately negotiated transactions or otherwise at the discretion of management subject to prevailing market conditions, applicable securities laws and other factors.

In August 2020, Dominion Energy began repurchasing shares under an open market agreement with a financial institution. During the third quarter of 2020, Dominion Energy repurchased 7.2 million shares of Dominion Energy common stock for $562 million. During the fourth quarter of 2020, Dominion Energy repurchased 3.7 million shares of Dominion Energy common stock for $295 million.

In September 2020, Dominion Energy repurchased 4.1 million shares of Dominion Energy common stock in a private transaction for $323 million.

In September 2020, Dominion Energy entered into two prepaid accelerated share repurchase agreements with separate financial institutions as counterparties. Dominion Energy made payments totaling $1.5 billion to the counterparties in exchange for an aggregate of 17.2 million shares of Dominion Energy common stock, which represented approximately 90% of $1.5 billion worth of Dominion Energy shares based on the closing price of such shares on the date the agreements were executed. In November 2020, Dominion Energy received an additional 1.4 million shares upon completion of the respective purchase periods under the terms of the agreements. The number of additional shares delivered under each agreement was based on the average of the daily volume-weighted average stock prices of Dominion Energy’s common stock during the term of the applicable purchase period, less a discount. As a result, Dominion Energy recorded a reduction to common stock of $1.5 billion.

In December 2020, Dominion Energy entered into a new prepaid accelerated share repurchase agreement with one financial institution as the counterparty. Dominion Energy paid $400 million to the counterparty in exchange for an aggregate of 5.0 million shares of Dominion Energy common stock, which represented all $400 million worth of Dominion Energy shares based on the closing price of such shares on the date the agreement was executed. In December 2020, Dominion Energy received an additional 0.3 million shares upon completion of the purchase period under the terms of the agreement. The number of additional shares was based on the average of the daily volume-weighted average stock prices of Dominion Energy’s common stock during the term of the purchase period, less a discount. As a result, Dominion Energy recorded a reduction to common stock of $400 million.

Virginia Power

In 2022, 2021 and 2020, Virginia Power did not issue any shares of its common stock to Dominion Energy.

Noncontrolling Interests

GT&S Transaction Closing

In November 2020, as part of the GT&S Transaction, Dominion Energy sold a 25% controlling interest in Cove Point to BHE resulting in Dominion Energy’s remaining 50% noncontrolling interest accounted for as an equity method investment prospectively. As a result, the $1.4 billion of noncontrolling interest related to the 25% interest in Cove Point held by Brookfield was reversed. See Notes 3 and 9 for further information on the GT&S Transaction and Dominion Energy’s equity method investment in Cove Point.

Non-Wholly-Owned Nonregulated Solar Facilities

In December 2021, Dominion Energy completed the sale of SBL Holdco, which held Dominion Energy’s 67% controlling interest in certain nonregulated solar projects, and the sale of its 50% controlling interest in Four Brothers and Three Cedars. As a result of these sales, all balances recorded as noncontrolling interests associated with these entities were written off. See Note 10 for more information.

Accumulated Other Comprehensive Income (Loss)

Dominion Energy

The following table presents Dominion Energy’s changes in AOCI (net of tax) and reclassifications out of AOCI by component:

	Commodity	Interest Rate	Total Derivative- Hedging Activities(1)	Investment Securities(2)	Pension and other postretirement benefit costs(3)	Equity Method Investees(4)	Total
(millions)
Year Ended December 31, 2022
Beginning balance	$—	$(358)	$(358)	$37	$(1,133)	$(4)	$(1,458)
Other comprehensive income before reclassifications: gains (losses)	—	67	67	(100)	(218)	1	(250)
Amounts reclassified from AOCI (gains) losses:
Interest and related charges	—	57	57	—	—	—	57
Other income	—	—	—	25	102	—	127
Total	—	57	57	25	102	—	184
Income tax expense	—	(15)	(15)	(6)	(27)	—	(48)
Total, net of tax	—	42	42	19	75	—	136
Net current period other comprehensive income (loss)	—	109	109	(81)	(143)	1	(114)
Ending balance	$—	$(249)	$(249)	$(44)	$(1,276)	$(3)	$(1,572)
Year Ended December 31, 2021
Beginning balance	$(1)	$(418)	$(419)	$62	$(1,359)	$(1)	$(1,717)
Other comprehensive income before reclassifications: gains (losses)	—	15	15	(7)	144	(3)	149
Amounts reclassified from AOCI (gains) losses:
Purchased gas	1	—	1	—	—	—	1
Interest and related charges	—	60	60	—	—	—	60
Other income	—	—	—	(23)	111	—	88
Total	1	60	61	(23)	111	—	149
Income tax expense	—	(15)	(15)	5	(29)	—	(39)
Total, net of tax	1	45	46	(18)	82	—	110
Net current period other comprehensive income (loss)	1	60	61	(25)	226	(3)	259
Ending balance	$—	$(358)	$(358)	$37	$(1,133)	$(4)	$(1,458)
(1)
Net of $83 million, $119 million and $141 million tax at December 31, 2022, 2021 and 2020, respectively.
(2)
Net of $13 million, $(10) million and $(21) million tax at December 31, 2022 and 2021 and 2020, respectively.
(3)
Net of $445 million, $396 million and $478 million tax at December 31, 2022 and 2021 and 2020, respectively.
(4)
Net of $1 million tax at both December 31, 2022 and 2021 and $— million tax at December 31, 2020.

Virginia Power

The following table presents Virginia Power’s changes in AOCI (net of tax) and reclassification out of AOCI by component:

	Interest Rate	Total Derivative- Hedging Activities(1)	Investment Securities(2)	Total
(millions)
Year Ended December 31, 2022
Beginning balance	$(45)	$(45)	$4	$(41)
Other comprehensive income before reclassifications: gains (losses)	60	60	(11)	49
Amounts reclassified from AOCI (gains) losses:
Interest and related charges	2	2	—	2
Total	2	2	—	2
Income tax expense	(1)	(1)	—	(1)
Total, net of tax	1	1	—	1
Net current period other comprehensive income (loss)	61	61	(11)	50
Ending balance	$16	$16	$(7)	$9
Year Ended December 31, 2021
Beginning balance	$(60)	$(60)	$8	$(52)
Other comprehensive income before reclassifications: gains (losses)	13	13	(2)	11
Amounts reclassified from AOCI (gains) losses:
Interest and related charges	3	3	—	3
Other income	—	—	(3)	(3)
Total	3	3	(3)	—
Income tax expense	(1)	(1)	1	—
Total, net of tax	2	2	(2)	—
Net current period other comprehensive income (loss)	15	15	(4)	11
Ending balance	$(45)	$(45)	$4	$(41)
(1)
Net of $(5) million, $16 million and $21 million tax at December 31, 2022, 2021 and 2020, respectively.
(2)
Net of $2 million, $(2) million and $(3) million tax at December 31, 2022, 2021 and 2020, respectively.

Stock-Based Awards

The 2014 Incentive Compensation Plan permits stock-based awards that include restricted stock, performance grants, goal-based stock, stock options and stock appreciation rights. The Non-Employee Directors Compensation Plan permits grants of restricted stock and stock options. Under provisions of these plans, employees and non-employee directors may be granted options to purchase common stock at a price not less than its fair market value at the date of grant with a maximum term of eight years. Option terms are set at the discretion of the Compensation and Talent Development Committee of the Board of Directors or the Board of Directors itself, as provided under each plan. No options are outstanding under either plan. At December 31, 2022, approximately 18 million shares were available for future grants under these plans.

Goal-based stock awards are granted in lieu of cash-based performance grants to certain officers who have not achieved a certain targeted level of share ownership. At December 31, 2022 and December 31, 2021, unrecognized compensation cost related to nonvested goal-based stock awards was inconsequential.

Dominion Energy measures and recognizes compensation expense relating to share-based payment transactions over the vesting period based on the fair value of the equity or liability instruments issued. Dominion Energy’s results for the years ended December 31, 2022, 2021 and 2020 include $36 million, $42 million and $64 million, respectively, of compensation costs and $7 million, $9 million and $16 million, respectively, of income tax benefits related to Dominion Energy’s stock-based compensation arrangements. Stock-based compensation cost is reported in other operations and maintenance expense in Dominion Energy’s Consolidated Statements of Income. Excess Tax Benefits are classified as a financing cash flow.

Restricted Stock

Restricted stock grants are made to officers under Dominion Energy’s LTIP and may also be granted to certain key non-officer employees. The fair value of Dominion Energy’s restricted stock awards is equal to the closing price of Dominion Energy’s stock on the date of grant. New shares are issued for restricted stock awards on the date of grant and generally vest over a three-year service period. The following table provides a summary of restricted stock activity for the years ended December 31, 2022, 2021 and 2020:

	Shares (millions)	Weighted - Average Grant Date Fair Value
Nonvested at December 31, 2019	1.4	$74.77
Granted	0.5	81.74
Vested	(0.4)	74.39
Cancelled and forfeited	(0.1)	81.59
Nonvested at December 31, 2020	1.4	$77.41
Granted	0.5	71.78
Vested	(0.5)	73.54
Cancelled and forfeited	(0.1)	75.57
Nonvested at December 31, 2021	1.3	$76.65
Granted	0.6	75.08
Vested	(0.4)	77.87
Cancelled and forfeited	(0.1)	73.15
Nonvested at December 31, 2022	1.4	$75.56

As of December 31, 2022, unrecognized compensation cost related to nonvested restricted stock awards totaled $58 million and is expected to be recognized over a weighted-average period of 2.0 years. The fair value of restricted stock awards that vested was $31 million, $37 million and $35 million in 2022, 2021 and 2020, respectively. Employees may elect to have shares of restricted stock withheld upon vesting to satisfy tax withholding obligations. The number of shares withheld will vary for each employee depending on the vesting date fair market value of Dominion Energy stock and the applicable federal, state and local tax withholding rates.

Cash-Based Performance Grants

Cash-based performance grants are made to Dominion Energy’s officers under Dominion Energy’s LTIP. The actual payout of cash-based performance grants will vary between zero and 200% of the targeted amount based on the level of performance metrics achieved.

In February 2019, a cash-based performance grant was made to officers. Payout of the performance grant occurred in January 2022 based on the achievement of two performance metrics during 2019, 2020 and 2021: TSR relative to that of companies that are members of Dominion Energy’s compensation peer group and ROIC with an additional payout based on Dominion Energy’s price-earnings ratio relative to that of the members of Dominion Energy’s peer compensation group. The total payout under the grant was $6 million, all of which was accrued at December 31, 2021.

In February 2020, a cash-based performance grant was made to officers. Payout of the performance grant occurred in January 2023 based on the achievement of two performance metrics during 2020, 2021 and 2022: TSR relative to that of companies that are members of Dominion Energy’s compensation peer group and ROIC with an additional payout based on Dominion Energy’s price-earnings ratio relative to that of the members of Dominion Energy’s peer compensation group. The total of the payout under the grant was $4 million, all of which was accrued on December 31, 2022.

In February 2021, a cash-based performance grant was made to officers. Payout of the performance grant is expected to occur by March 15, 2024 based on the achievement of two performance metrics during 2021, 2022 and 2023: TSR relative to that of companies that are members of Dominion Energy’s compensation peer group and ROIC. There is an additional opportunity to earn a portion of the award based on Dominion Energy’s relative price-earnings ratio performance. At December 31, 2022, the targeted amount of the three-year grant was $11 million and a liability of $4 million had been accrued for this award.

In February 2022, a cash-based performance grant was made to officers. Payout of the performance grant is expected to occur by March 15, 2025 based on the achievement of three performance metrics during 2022, 2023 and 2024: TSR relative to that of companies that are members of Dominion Energy’s compensation peer group, Cumulative Operating EPS, and Non-Carbon Emitting Generation Capacity Performance. At December 31, 2022, the targeted amount of the three-year grant was $17 million and a liability of $3 million had been accrued for this award.